Borrowings And Other Financings (Schedule Of Non-Recourse Funding Obligations Of Special Purpose Consolidated Captive Insurance Subsidiaries) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 Day		Dec. 31, 2010
Nonrecourse Funding Obligations [Line Items]
Non-recourse funding obligations	$ 3,256		$ 3,437
Interest rate reset period, number of days	28
River Lake Insurance Company (a), Due 2033
Nonrecourse Funding Obligations [Line Items]
Non-recourse funding obligations	570	[1]	570	[1]
Issues senior notes, maturity date	2033
River Lake Insurance Company (b), Due 2033
Nonrecourse Funding Obligations [Line Items]
Non-recourse funding obligations	500	[2]	500	[2]
Issues senior notes, maturity date	2033
River Lake Insurance Company II (a), Due 2035
Nonrecourse Funding Obligations [Line Items]
Non-recourse funding obligations	192	[1]	300	[1]
Issues senior notes, maturity date	2035
River Lake Insurance Company II (b), Due 2035
Nonrecourse Funding Obligations [Line Items]
Non-recourse funding obligations	520	[2]	550	[2]
Issues senior notes, maturity date	2035
River Lake Insurance Company III (a), Due 2036
Nonrecourse Funding Obligations [Line Items]
Non-recourse funding obligations	411	[1]	430	[1]
Issues senior notes, maturity date	2036
River Lake Insurance Company III (b), Due 2036
Nonrecourse Funding Obligations [Line Items]
Non-recourse funding obligations	240	[2]	250	[2]
Issues senior notes, maturity date	2036
River Lake Insurance Company IV Limited (b), Due 2028
Nonrecourse Funding Obligations [Line Items]
Non-recourse funding obligations	508	[2]	522	[2]
Issues senior notes, maturity date	2028
Rivermount Insurance Company I (a), Due 2050
Nonrecourse Funding Obligations [Line Items]
Non-recourse funding obligations	$ 315	[1]	$ 315	[1]
Issues senior notes, maturity date	2050

[1]	Accrual of interest based on one-month LIBOR that resets every 28 days plus a fixed margin.
[2]	Accrual of interest based on one-month LIBOR that resets on a specified date each month plus a contractual margin.